FILE NO. 2-69938

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

POST-EFFECTIVE AMENDMENT NO. 28
To The
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

AND

THE INVESTMENT COMPANY ACT OF 1940


SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified
in the Articles of Incorporation)

388 Greenwich Street, New York, New York l0013
(Address of principal executive offices)

(212) 816-6474
(Registrant's telephone number)

Christina T. Sydor
388 Greenwich Street, New York, New York l0013 (22nd Floor)
(Name and address of agent for service)

Approximate Date of Proposed Public Offering: Continuous


It is proposed that this filing will become effective:

XXX    immediately upon filing pursuant to paragraph (b)
______on (date) pursuant to paragraph (b) of Rule 485
______60 days after filing pursuant to paragraph (a)(i)
______on (date) pursuant to paragraph (a)(i)
______75 days after filing pursuant to paragraph (a)(ii)
______on (date) pursuant to paragraph (a)( ii) of Rule 485.

If appropriate, check the following box:
	this post-effective amendment designates a new effective date for a previously filed post-effective
	Amendment.

Title of Securities Being Registered: Shares of Common Stock, par value $0.01 per share









	CROSS REFERENCE SHEET
	(as required by Rule 495(a))

Part A of
Form N-1A	Location in Part A


l.	Cover Page				cover page

2.	Synopsis				"Fee Table"

3.	Condensed Financial Information		"Financial Highlights"
						"Performance"

4.	General Description of Registrant		"Shares of the Fund"
						cover page
						"Investment Objective
						and Policies"
						"Risk and Portfolio Management"

5.	Management of the Fund			"Investment Management and
						Distribution of Shares"
						"Purchase of Shares"
						"Financial Highlights"

6.	Capital Stock and Other Securities		"Shares of the Fund"
						"Redemption of Shares"
						cover page
						"Dividends, Automatic
						Reinvestment and Taxes"

7.	Purchase of Securities Being Offered	"Purchase of Shares"
						"Investment Management
						and Distribution of Shares"
						"Determination of Net
						Asset Value"
						"Exchange Privileges"

8. 	Redemption or Repurchase		"Redemption of Shares"
						"Minimum Account Size"

9.	Pending Legal Proceedings		not applicable




Part B of	Statement of Additional
Form N-1A	Information Caption

10.	Cover page				cover page

11.	Table of Contents				"Table of Contents"

12.	General Information and History		not applicable

13. Investment Objectives and Policies		"Investment Policies and
Restrictions"
"Repurchase Agreements"
						"Puts"
						See Prospectus-"Investment
						Objective and Policies"

14.	Management of the Fund			"Directors and Officers"

15.	Control Persons and Principal
	Holders of Securities			"Directors and Officers"
						See Prospectus - "Shares of
						the Fund"

16.	Investment Advisory and
	Other Services				"Directors and Officers"
						"Management Agreement, Plan
						of Distribution and Other
						Services"
						"Custodian"
						"Independent Auditors"
						See Prospectus -
						"Investment Management and
						Distribution of Shares"
						"Fee Table"

17.	Brokerage Allocation and Other Practices	See Prospectus -
						"Investment Management and
						Distribution of Shares"

18.	Capital Stock and Other Securities		See Prospectus - "Shares
of
						the Fund"
						"Voting Rights"

19.	Purchase, Redemption and Pricing
	of Securities Being Offered		See Prospectus - "Purchase
		 				of Shares"
						See Prospectus -
						"Determination of
						Net Asset Value"
						"Determination of Net Asset
						Value
						and Amortized Cost Valuation"
						"Financial Statements"

20.	Tax Status				See Prospectus - "Dividends,
						Automatic Reinvestment and
						Taxes"


Part B of	Statement of Additional
Form N-1A	Information Caption

21.	Underwriters				See Prospectus - "Investment
						Management and Distribution
						of  Shares"

22.	Calculation of Performance Data		"Computation of Yield"

23.	Financial Statements			"Financial Statements"

Part C of
Form N-1A

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Post-Effective
Amendment.

	PART A   PROSPECTUS

 PROSPECTUS                                                        JULY 29, 1998


     Smith Barney Municipal Money Market Fund, Inc.
     388 Greenwich Street
     New York, New York 10013
     800-451-2010

     Smith Barney Municipal Money Market Fund, Inc. (the "Fund") seeks to provide its shareholders with income exempt from Federal income tax from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.

     SHARES OF THE FUND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


     This Prospectus sets forth concisely certain information about the Fund, including service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.



     Additional information about the Fund is contained in a Statement of Additional Information dated July 29, 1998, as amended or supplemented from time to time (the "SAI"), that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.



SMITH BARNEY INC.

Distributor


MUTUAL MANAGEMENT CORP.

Investment Manager


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 TABLE OF CONTENTS


FEE TABLE                                                       3
---------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            4
---------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES                               6
---------------------------------------------------------------------
RISK AND PORTFOLIO MANAGEMENT                                   9
---------------------------------------------------------------------
VALUATION OF SHARES                                            11
---------------------------------------------------------------------
DIVIDENDS, AUTOMATIC REINVESTMENT AND TAXES                    12
---------------------------------------------------------------------
PURCHASE OF SHARES                                             14
---------------------------------------------------------------------
REDEMPTION OF SHARES                                           16
---------------------------------------------------------------------
EXCHANGE PRIVILEGE                                             20
---------------------------------------------------------------------
MINIMUM ACCOUNT SIZE                                           22
---------------------------------------------------------------------
YIELD INFORMATION                                              23
---------------------------------------------------------------------
MANAGEMENT OF THE FUND                                         23
---------------------------------------------------------------------
DISTRIBUTION                                                   26
---------------------------------------------------------------------
ADDITIONAL INFORMATION                                         27
---------------------------------------------------------------------


--------------------------------------------------------------------------------


     No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or Smith Barney Inc. ("Smith Barney" or the "Distributor"). This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

--------------------------------------------------------------------------------

 FEE TABLE

     The following expense table lists the costs and expenses that an investor will incur either directly or indirectly as a shareholder of the Fund, based on its operating expenses for its most recent fiscal year:
SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.


                                                   CLASS A SHARES   CLASS Y SHARES
----------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
   Sales Charge Imposed on Purchases                    None             None
   Deferred Sales Charge                                None*            None
----------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
   Management fees                                      0.48%            0.48%
   12b-1 Fees                                           0.10              --
   Other Expenses                                       0.03             0.04
----------------------------------------------------------------------------------
   Total Fund Operating Expenses                        0.61%            0.52%
----------------------------------------------------------------------------------



* Class A shares acquired as part of an exchange privilege transaction, which were originally acquired in one of the other funds of the Smith Barney Mutual Funds at net asset value subject to a contingent deferred sales charge ("CDSC"), remain subject to the original fund's CDSC while held in the Fund.


     Class A shares of the Fund purchased through the Smith Barney AssetOne Program will be subject to an annual asset-based fee, payable quarterly. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

EXAMPLE

     The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares," "Management of the Fund" and "Distributor."

You would pay the following expenses on a $1,000 investment, assuming (1) 5.00% annual return and (2) redemption at the end of each time period:


                               1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------------
   Class A                       $6             $20             $34             $76
   Class Y                        5              17              29              65
--------------------------------------------------------------------------------------


     The example is included to provide a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a

5.00% annual return assumption. This assumption is unrelated to the Fund's prior performance and is not a projection of future performance. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

 FINANCIAL HIGHLIGHTS


     The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon for the five years ended March 31, 1998 appears in the Fund's annual report dated March 31, 1998. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the SAI.


FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:
Smith Barney Municipal Money Market Fund, Inc.

   CLASS A SHARES        1998       1997       1996       1995       1994       1993       1992       1991       1990       1989
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------------------------------------
 Net investment
   income(1)             0.031      0.029      0.033      0.027      0.019      0.022      0.037      0.052      0.057      0.051
 Dividends from net
   investment income    (0.031)    (0.029)    (0.033)    (0.027)    (0.019)    (0.022)    (0.037)    (0.052)    (0.057)    (0.051)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
 OF YEAR                $1.00        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN             3.15%      2.94%      3.34%      2.71%      1.89%      2.25%      3.73%      5.33%      5.89%      5.23%
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (MILLIONS)            $6,336     $5,562     $5,395     $4,651     $1,286     $1,251     $1,355     $1,373     $1,252      $992
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
 NET ASSETS:
 Expenses(1)             0.61%      0.67%      0.63%      0.61%      0.64%      0.62%      0.53%      0.52%      0.53%      0.53%
 Net investment
   income                3.10       2.90       3.28       3.01       1.87       2.22       3.66       5.18       5.70       5.08
----------------------------------------------------------------------------------------------------------------------------------


(1) The manager has waived a part of its fees for the years ended March 31, 1996 and March 31, 1995. If such fees were not waived, the per share effect on net investment income and expense ratios would have been as follows:

                                 PER SHARE DECREASES           EXPENSE RATIOS
                              OF NET INVESTMENT INCOME       WITHOUT FEE WAIVERS
                              -------------------------   -------------------------
                                1996             1995       1996             1995
                              -------          -------     -----            -----
      Class A                 $0.0001          $0.0002      0.64%            0.63%

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:



          CLASS Y SHARES              1998       1997     1996(1)
------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR   $1.00        $1.00      $1.00
------------------------------------------------------------------
  Net investment income               0.032      0.030      0.004
  Dividends from net investment
    income                           (0.032)    (0.030)    (0.004)
------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR         $1.00        $1.00      $1.00
------------------------------------------------------------------
TOTAL RETURN                          3.25%      3.04%     0.39%++
------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (MILLIONS)                          $0.5         $5.0      $18.0
------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                            0.52%      0.57%      0.55%+
  Net investment income               3.23       3.00       2.81+
------------------------------------------------------------------



(1) For the period from February 12, 1996 (inception date) to March 31, 1996.

 ++ Total return is not annualized, as it may be representative of the total return for the year.
 +  Annualized.

 INVESTMENT OBJECTIVE AND POLICIES


     The Fund's objective is to provide income exempt from Federal income tax from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal. The Fund will pursue its objective by investing in a diversified portfolio of municipal obligations, the interest on which is exempt from Federal income tax in the opinion of counsel to the various issuers. The Fund operates as a money market fund, and utilizes certain investment policies so that, to the extent reasonably possible, its price per share will not change from $1.00, although no assurance can be given that this goal will be achieved on a continuous basis. For example, the Fund will not purchase a security which, after giving effect to any demand features, has a remaining maturity of greater than 13 months, or maintain a dollar-weighted average portfolio maturity in excess of 90 days.



     Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor Mutual Management Corp. ("MMC" or the "Manager") will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.



     Except for temporary defensive purposes, at least 80% of the Fund's assets will be invested in municipal obligations that produce income that is exempt from Federal income tax (other than the alternative minimum tax). In each of the Fund's prior fiscal years, 100% of its income has been exempt from Federal income tax and the Fund's shares have had a stable $1.00 price.



     The Fund's investments are limited to United States dollar-denominated instruments that, at the time of acquisition (including any related credit enhancement features) have received a rating in one of the two highest categories for short-term debt obligations from the "Requisite NRSROs", securities of issuers that have received such a rating with respect to other comparable securities, and comparable unrated securities. "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. The NRSROs currently designated as such by the SEC are Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff and Phelps Inc., Fitch IBCA, Inc. ("Fitch") and Thomson BankWatch.



     Municipal obligations, which are issued by states, municipalities and their agencies, may include municipal notes and bonds. The two principal classifications of municipal obligations are "general obligation" and "reve-nue." General obligations are secured by a municipal issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although industrial development bonds ("IDBs") are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of the principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.


     Among the types of obligations in which the Fund may invest are floating or variable rate instruments subject to demand features ("demand instruments"); tax-exempt commercial paper; and notes such as Tax Anticipation Notes, Revenue Anticipation Notes, Tax and Revenue Anticipation Notes and Bond Anticipation Notes. Demand instruments usually have an indicated maturity of more than 13 months but have a demand feature (or "put") that entitles the holder to receive the principal amount of the underlying security and may be exercised either (a) at any time on no more than 30 days' notice; or (b) at specified intervals not exceeding one year and upon no more than 30 days' notice. Demand features generally consist of a letter of credit issued by a domestic or foreign bank. A variable rate instrument provides for adjustment of its interest rate on set dates and upon such adjustment can reasonably be expected to have a market value that approximates its amortized cost; a floating rate instrument provides for adjustment of its interest rate whenever a specified interest rate (e.g., the prime rate) changes and at any time can reasonably be expected to have a market value that approximates its amortized cost.


     The Fund may invest without limit in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986, to finance non-governmental activities is a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a Federal alternative minimum tax to the extent the Fund's dividends are derived from interest on these bonds. These private activity bonds are included in the term "municipal obligations" for purposes of determining compliance with the 80% test described above. Dividends derived from interest income on all municipal obligations are a component of the "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax.

     The Fund may invest up to 20% of the value of its assets in one or more of the three principal types of derivative product structures described below. Derivative products are typically structured by a bank, broker-dealer or other financial institution. A derivative product generally consists of a trust or partnership through which the Fund holds an interest in one or more underlying bonds coupled with a conditional right to sell ("put") the Fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a derivative product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.


     Investments in derivative products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund. For example, the tax-exempt treatment of the interest paid to holders of derivative products is premised on the legal conclusion that the holders of such derivative products have an ownership interest in the underlying bonds. While the Fund receives an opinion of legal counsel to the effect that the income from each derivative product is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.


     The Fund intends to limit the risk of derivative products by purchasing only those derivative products that are consistent with the Fund's investment objective and policies. The Fund will not use such instruments to leverage securities. Hence, derivative products' contributions to the overall market risk characteristics of a Fund will not materially alter its risk profile and will be fully representative of the Fund's maturity guidelines.


     The Fund will not invest more than 10% of the value of its assets in illiquid securities, which may include certain derivative products and will include any repurchase transactions that do not mature within seven days.

     Please see "Investment Policies and Restrictions" in the SAI for a more detailed discussion about the different types of municipal obligations. The Fund cannot change its investment objective and fundamental policies without the vote of a "majority of the outstanding voting securities" as defined under the Investment Company Act of 1940, as amended (the "1940 Act"). (See "Voting Rights" in the SAI.)


 RISK AND PORTFOLIO MANAGEMENT
     There can be no assurance that the Fund will achieve its investment objective. The ability of the Fund to achieve its investment objective is dependent on a number of factors, including the skills of the investment manager in purchasing municipal obligations whose issuers have the continuing ability to meet their obligations for the payment of interest and principal when due. The ability to achieve a high level of income is dependent on the yields of the securities in the portfolio. Yields on municipal obligations are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and its rating. Municipal obligations with longer maturities tend to produce higher yields and are generally subject to potentially greater price fluctuations than obligations with shorter maturities.

     When-Issued Purchase Commitments. New issues of municipal obligations are often offered on a "when-issued" basis, i.e., delivery and payment normally take place 15 to 45 days after the purchase date. The payment obligation and the interest rate to be received on the securities are fixed at the time the buyer enters into the commitment, although no interest accrues with respect to a "when-issued" security prior to its stated delivery date. The Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. A segregated account of the Fund consisting of cash, debt securities of any grade or equity securities having a value equal to or greater than the Fund's purchase commitments, provided such securities have been determined by the Manager to be liquid and unencumbered, and are marked to market daily, pursuant to guidelines established by the Board of Directors, will be maintained with PNC Bank, National Association (the "Custodian") and monitored on a daily basis so that the market value of the account will equal or exceed the amount of such commitments by the Fund.

     Securities purchased on a "when-issued" basis and the securities held in the Fund's portfolio are subject to changes in market value based not only upon the public's perception of the creditworthiness of the issuer but also changes in the level of interest rates, and this will generally result in both changing in value in the same way, i.e., both appreciating when interest rates decline and depreciating when interest rates rise. Therefore, if in order to achieve higher interest income the Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility that the market value of the Fund's assets will vary from $1.00 per share. (See "Valuation of Shares.") There will also be a greater potential for the realization of capital gains, which are not exempt from Federal income taxes.



     Stand-By Commitments. The Fund may acquire "stand-by commitments" with respect to municipal obligations held in its portfolio. Under a stand-by commitment a dealer agrees to purchase, at the Fund's option, specified municipal obligations at a specified price. The Fund intends to enter into stand-by commitments only with dealers, banks and broker-dealers that, in the opinion of the investment manager, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the investment manager will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. Because the Fund invests in securities backed by banks and other financial institutions, change in the credit quality of these institutions could cause losses to the Fund and effect its share price. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.



     Other Factors to be Considered. The Fund anticipates being as fully invested as practicable in tax-exempt securities. The Fund may invest in taxable investments due to market conditions or pending investment of proceeds from sales of shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. However, the Fund generally expects to invest the proceeds received from the sale of shares in municipal obligations as soon as reasonably possible, which is generally within one day. At no time will more than 20% of the Fund's net assets be invested in taxable investments except when the Manager has determined that market conditions warrant the Fund adopting a temporary defensive investment posture. To the extent the Fund's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the Fund's investment objective.


     The Fund may engage in short-term trading to attempt to take advantage of short-term market variations or may dispose of a portfolio security prior to its maturity if it believes such disposition advisable or it needs to generate cash to satisfy redemptions. In such cases, the Fund may realize a gain or loss. From its commencement of operations, the Fund has not realized any significant gain or loss during any fiscal year.



     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations, and similar proposals may be introduced in the future. If one of these proposals were enacted, the availability of tax exempt obligations for investment by the Fund and the value of the Fund's portfolio would be affected. The Fund's Board of Directors would then reevaluate the Fund's investment objective and policies.



     Year 2000. The investment management services provided to the Fund by the Manager and the services provided to shareholders by Smith Barney depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. The Manager and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Manager has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Manager, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund nor shareholder services at that time.



     In addition, the ability of issuers to make timely payments of interest and principal or to continue their operations or services may be impaired by the inadequate preparation of their computer systems for the year 2000. This may adversely affect the market values of securities of specific issuers or of securities generally if the inadequacy of preparation is perceived as widespread or as affecting trading markets.


 VALUATION OF SHARES


     The net asset value per share is determined as of the close of regular trading on each day that the New York Stock Exchange ("NYSE") is open by dividing the net asset values attributable to each Class (i.e., the value of its assets less liabilities) by the total number of shares of the Class outstanding. The Fund may also determine net asset value per share on days when the NYSE is not open, but when the settlement of securities may otherwise occur. As noted above, the Fund employs the "amortized cost method" of valuing portfolio securities and intends to use its best efforts to continue to maintain a constant net asset value of $1.00 per share.


 DIVIDENDS, AUTOMATIC REINVESTMENT AND TAXES


     The Fund declares a dividend of substantially all of its net investment income on each day the NYSE is open. Net investment income includes interest accrued and discount earned and is less premium amortized and expenses accrued (the discount or premium on portfolio investments is fixed at the time of purchase). Unless the shareholder has elected to receive monthly distributions of income, such dividends will automatically be reinvested in Fund shares of the same Class at net asset value. If a shareholder redeems an account in full between payment dates, all dividends accrued up to and including the date of liquidation will be paid with the proceeds from the redemption of shares. The per share dividends on Class A shares of the Fund may be less than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Long-term capital gains, if any, will be in the same amount for each Class and will be distributed annually.



     The following is a summary of the material federal tax considerations affecting the Fund and the Fund's shareholders, please refer to the SAI for further discussion. In addition to the considerations described below and in the SAI, there may be other federal, state, local or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.



     The Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as a regulated investment company. In each taxable year that the Fund qualifies, so long as such qualification is in the best interests of its shareholders, the Fund will pay no federal income tax on its net investment income and long-term capital gain that is distributed to shareholders, provided the Fund distributes at least 90% of its net investment income and net short-term capital gains for the taxable year. The Fund also intends to satisfy conditions that will enable it to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are generally not subject to regular federal income taxes, although, may be considered taxable for certain state and local income (or intangible) tax purposes.



     Exempt-interest dividends attributable to interest received by the Fund on certain "private-activity" bonds will be treated as a specific tax preference item to be included in a shareholder's alternative minimum tax computation. All exempt-interest dividends will be a component of the "current earnings" adjustment item for purposes of the federal corporate alternative minimum tax computation. Exempt-interest dividends derived from the interest earned on private activity bonds will not be exempt from federal income tax for those shareholders who are "substantial users") or persons related to "substantial users") of the facilities financed by these bonds.



     Shareholders who receive social security or equivalent railroad retirement benefits should note that exempt-interest dividends are one of the items taken into consideration in determining the amount of these benefits that may be subject to federal income tax.



     The interest expense incurred by a shareholder on borrowing made to purchase or carry shares is not deductible for federal income tax purposes to the extent related to the exempt-interest dividends received on such shares.



     Dividends paid by the Fund from interest income on taxable investments, net realized short-term securities gains, and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of bonds held by the Fund for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.



     Shareholders are required to pay tax on all taxable distributions even if those distributions are automatically reinvested in additional Fund shares. None of the dividends paid by the Fund will qualify for the corporate dividends received deduction. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year. The Fund is also required to report annually the source, tax status and recipient information related to the exempt-interest dividends distributed with the State of New York.



     The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, for those shareholders who do not provide the Fund with a correct taxpayer identification number (social security or employer identification number). Withholding from taxable dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax return.

 PURCHASE OF SHARES


     Purchases of Fund shares may be made through a brokerage account maintained with Smith Barney Inc. ("Smith Barney"), with a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or with an investment dealer in the selling group. Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.


     Class A and Class Y shares of the Fund are available for purchase directly by investors. Investors in Class A may open an account by making an initial investment of at least $1,000 for each Fund account. Investors in Class Y may open an account by making an initial investment of at least $15,000,000. Subsequent investments of at least $50 may be made for either Class. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A for employees of Travelers Group Inc. ("Travelers") and its subsidiaries, including Smith Barney, and Directors or Trustees of any Travelers-affiliated Funds, including the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). Share certificates are issued only upon a shareholder's written request to First Data.



     For investors who maintain a brokerage account with Smith Barney, Smith Barney has advised the Fund that depending on the type of securities account, its clients' free credit balances (i.e., immediately available funds) may be invested automatically in full shares of the Fund either on a daily or weekly basis. In addition to this "sweep" service, shareholders who open a Smith Barney FMA(R)PLUS(SM) account, which is a full service investment account, will also be able to take advantage of, among other things: a free Individual Retirement Account ("IRA"), free dividend reinvestment, unlimited checking, 100 free ATM withdrawals each year and online computer access to account information. Smith Barney clients should contact their Financial Consultant for more complete information. A complete record of

Fund dividends, purchases and redemptions will be included on such shareholders' regular Smith Barney statements.


     The Fund's shares are sold continuously at their net asset value next determined after a purchase order is received and becomes effective. A purchase order becomes effective when the Fund, Smith Barney or an Introducing Broker receives, or converts the purchase amount into, Federal funds (i.e., monies of member banks within the Federal Reserve System held on deposit at a Federal Reserve Bank). When orders for the purchase of Fund shares are paid for in Federal funds, or are placed by an investor with sufficient Federal funds or cash balance in the investor's brokerage account with Smith Barney or the Introducing Broker, the order becomes effective on the day of receipt if received prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value. See "Valuation of Shares." Purchase orders received after the close of regular trading on the NYSE on any business day are effective as of the time the net asset value is next determined. When orders for the purchase of Fund shares are paid for other than in Federal funds, Smith Barney or the Introducing Broker, acting on behalf of the investor, will complete the conversion into, or itself advance, Federal funds, and the order will become effective on the day following its receipt by the Fund, Smith Barney or the Introducing Broker. Shares purchased directly through First Data begin to accrue income dividends on the day that the purchase order becomes effective. All other shares purchased begin to accrue income dividends on the next business day following the day that the purchase order becomes effective.


     SYSTEMATIC INVESTMENT PLAN


     Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. Additional information is available from the Fund or a Smith Barney Financial Consultant.


     LETTER OF INTENT

     Class Y Shares. A Letter of Intent provides an opportunity for investors to meet the minimum investment requirement for Class Y shares by aggregating investments over a 13-month period. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares will be converted into Class A shares, and will be subject to all fees (including a service fee of 0.10%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. Please contact a Smith Barney Financial Consultant or First Data for further information.


 REDEMPTION OF SHARES


     Shareholders may redeem their shares without charge on any day the Fund calculates its net asset value. See "Valuation of Shares." Redemption requests received in proper form before the close of regular trading on the NYSE are priced at the net asset value as next determined on that day. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.



     The Fund normally transmits redemption proceeds on the business day following receipt of a redemption request but, in any event, payment will be made within three days thereafter, exclusive of days on which the New York Stock Exchange is closed and settlement of securities does not otherwise occur, or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. A shareholder who pays for Fund shares by personal check will be credited with the proceeds of a redemption of those shares only after the purchase check has been collected, which may take up to ten days or more. A shareholder who anticipates the need for more immediate access to his or her investment should purchase shares with Federal funds, by bank wire or with a certified or cashier's check.


     Shareholders who purchase securities through Smith Barney or an Introducing Broker may take advantage of special redemption procedures under which Class A shares of the Fund will be redeemed automatically to the extent necessary to satisfy debit balances arising in the shareholder's account with Smith Barney or the Introducing Broker. One example of how an automatic redemption may occur involves the purchase of securities. If a shareholder purchases securities but does not pay for them by settlement date, the number of Fund shares necessary to cover the debit will be redeemed automatically as of the settlement date, which usually occurs three business days after the trade date. Class A shares that are subject to a CDSC (see "Redemption of Shares--Contingent Deferred Sales Charge") are not eligible for such automatic redemption and will only be redeemed upon specific request. If the shareholder does not request redemption of such shares, the shareholder's account with Smith Barney or the Introducing Broker may be margined to satisfy debit balances if sufficient Fund shares that are not subject to any applicable CDSC are unavailable. No fee is currently charged with respect to these automatic transactions. Shareholders not wishing to participate in these arrangements should notify their Smith Barney Financial Consultant.

     Redemption requests must be made through Smith Barney, an Introducing Broker or the securities dealer through whom the shares are purchased. A shareholder desiring to redeem shares represented by certificates also must present the certificates to Smith Barney, the Introducing Broker or First Data endorsed for transfer (or accompanied by an endorsed stock power), signed exactly as the shares are registered. Redemption requests involving shares represented by certificates will not be deemed received until the certificates are received by First Data in proper form.


     A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require the signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.


     TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

     Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)


     Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.


     A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.


     Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (New York City time) on any day on which the NYSE is open. See "Exchange Privilege" for more information.


     Additional Information Regarding Telephone Redemption and Exchange Program. Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

     CONTINGENT DEFERRED SALES CHARGE


     Class A shares acquired as part of an exchange privilege transaction, which were originally acquired in one of the other Smith Barney Mutual Funds at net asset value subject to a CDSC, continue to be subject to any applicable CDSC of the original fund. Therefore, such Class A shares that are redeemed within 12 months of the date of purchase of the original fund may be subject to a CDSC of 1.00%. The amount of any CDSC will be paid to and retained by Smith Barney. The CDSC will be assessed based on an amount equal to the net asset value at the time of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price in the original fund. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distribution.



     In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Class A shares have been held will be calculated from the date that the shares were initially acquired in one of the other Smith Barney Mutual Funds, and such shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption.



     The CDSC on Class A shares, if any, will be waived on (a) exchanges (see "Exchange Privilege" below); (b) redemptions of shares within twelve months following the death or disability of the shareholder; (c) involuntary redemptions; and (d) redemptions of shares in connection with a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.


     CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 EXCHANGE PRIVILEGE


     Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A shares are subject to minimum investment requirements and all shares are subject to other requirements of the fund into which exchanges are made and a sales charge may apply.


FUND NAME
--------------------------------------------------------------------------------
Growth Funds

     Concert Peachtree Growth Fund


     Concert Social Awareness Fund

     Smith Barney Aggressive Growth Fund Inc.
     Smith Barney Appreciation Fund Inc.

     Smith Barney Balanced Fund


     Smith Barney Contrarian Fund


     Smith Barney Convertible Fund

     Smith Barney Fundamental Value Fund Inc.

     Smith Barney Funds, Inc. -- Large Cap Value Fund


     Smith Barney Large Cap Blend Fund

     Smith Barney Large Capitalization Growth Fund

     Smith Barney Natural Resources Fund Inc.


     Smith Barney Premium Total Return Fund


     Smith Barney Small Cap Blend Fund, Inc.

     Smith Barney Special Equities Fund


Taxable Fixed-Income Funds

     Smith Barney Adjustable Rate Government Income Fund
     Smith Barney Diversified Strategic Income Fund

     Smith Barney Funds, Inc. -- Short-Term High Grade Bond Fund


     Smith Barney Funds, Inc. -- U.S. Government Securities Fund

     Smith Barney Government Securities Fund
     Smith Barney High Income Fund
     Smith Barney Investment Grade Bond Fund
     Smith Barney Managed Governments Fund Inc.

     Smith Barney Total Return Bond Fund


Tax-Exempt Funds
     Smith Barney Arizona Municipals Fund Inc.
     Smith Barney California Municipals Fund Inc.
     Smith Barney Intermediate Maturity California Municipals Fund Smith Barney Intermediate Maturity New York Municipals Fund
     Smith Barney Managed Municipals Fund Inc.

     Smith Barney Massachusetts Municipals Fund

     Smith Barney Municipal High Income Fund

     Smith Barney Muni Funds -- Florida Portfolio
     Smith Barney Muni Funds -- Georgia Portfolio
     Smith Barney Muni Funds -- Limited Term Portfolio
     Smith Barney Muni Funds -- National Portfolio
     Smith Barney Muni Funds -- New York Portfolio
     Smith Barney Muni Funds -- Pennsylvania Portfolio
     Smith Barney New Jersey Municipals Fund Inc.
     Smith Barney Oregon Municipals Fund


Global-International Funds


     Smith Barney Hansberger Global Small Cap Value Fund


     Smith Barney Hansberger Global Value Fund

     Smith Barney World Funds, Inc. -- Emerging Markets Portfolio
     Smith Barney World Funds, Inc. -- European Portfolio
     Smith Barney World Funds, Inc. -- Global Government Bond Portfolio Smith Barney World Funds, Inc. -- International Balanced Portfolio Smith Barney World Funds, Inc. -- International Equity Portfolio Smith Barney World Funds, Inc. -- Pacific Portfolio

Smith Barney Concert Allocation Series Inc.
     Smith Barney Concert Allocation Series Inc. -- Balanced Portfolio Smith Barney Concert Allocation Series Inc. -- Conservative Portfolio

     Smith Barney Concert Allocation Series Inc. -- Global Portfolio

     Smith Barney Concert Allocation Series Inc. -- Growth Portfolio Smith Barney Concert Allocation Series Inc. -- High Growth Portfolio Smith Barney Concert Allocation Series Inc. -- Income Portfolio

Money Market Funds
     Smith Barney Money Funds, Inc. -- Cash Portfolio
     Smith Barney Money Funds, Inc. -- Government Portfolio

*   Smith Barney Money Funds, Inc. -- Retirement Portfolio


     Smith Barney Muni Funds -- California Money Market Portfolio


     Smith Barney Muni Funds -- New York Money Market Portfolio

------------------------

* Available for exchange with Class A shares of the Fund.


     Class A Exchanges. Class A shares of the Fund will be subject to the appropriate sales charge upon the exchange of such shares for Class A shares of another fund of the Smith Barney Mutual Funds sold with a sales charge.


     Class Y Exchanges. Class Y shareholders of the Fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

     Additional Information Regarding the Exchange Privilege. Excessive exchange transactions may be detrimental to the Fund's performance and its shareholders. The investment manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.


     Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares -- Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined plus any applicable sales charge. Redemption procedures discussed above are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. These exchange privileges are available to shareholders resident in any state in which the fund shares being acquired may legally be sold. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

 MINIMUM ACCOUNT SIZE

     The Fund reserves the right to redeem involuntarily any shareholder's account if the aggregate net asset value of the shares held in the account is less than $500, in which event the shareholder will receive prior written notice and will be permitted 60 days to bring the account up to the minimum to avoid involuntary liquidation. Any applicable CDSC will be deducted from the proceeds of this liquidation. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size.)

 YIELD INFORMATION


     From time to time the Fund may advertise the yield, effective yield and taxable equivalent yield of its Class A and Class Y shares. These yield figures are based on historical earnings and are not intended to indicate future performance. The yield of each Class refers to the net investment income generated by an investment in the Class over a specific seven-day period, expressed as an annual percentage rate. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. The tax equivalent yield also is calculated similarly to the yield, except that a stated income tax rate is used to demonstrate the taxable yield necessary to produce an after-tax yield equivalent to the tax-exempt yield of the Class.


 MANAGEMENT OF THE FUND

     BOARD OF DIRECTORS


     Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment manager. The SAI contains background information regarding each Director and executive officer of the Fund.


     MANAGER


     Mutual Management Corp. ("MMC" or the "Manager"), formerly known as Smith Barney Mutual Funds Management Inc., manages the day-to-day operations of the Fund pursuant to a Management Agreement. MMC was incorporated in 1968 under the laws of the State of Delaware. MMC is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), the parent company of Smith Barney. Holdings is a wholly-owned subsidiary of Travelers, a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. MMC, Holdings and Smith Barney are each located at 388 Greenwich Street, New York, New York 10013. MMC renders investment advice to investment companies that had aggregate assets under management as of March 31, 1998 of approximately $100.5 billion.

     Pursuant to the Management Agreement, the Manager provides advice and assistance to the Fund with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects of the business and affairs of the Fund. It also furnishes the Fund with bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund. It provides a variety of administrative and shareholder services directly or at its expense through securities firms. For the last fiscal year, the effective rate of the management fee was 0.48% of the Fund's average daily net assets and the total expenses were 0.61% and 0.52% of average net assets for Class A and Class Y shares, respectively. The Fund's management agreement provides for daily compensation of the Manager at the annual rate of 0.50% on the first $2.5 billion of the Fund's net assets, 0.475% of the next $2.5 billion, 0.45% on the next $2.5 billion and 0.40% on net assets in excess of $7.5 billion. The Manager has agreed that to the extent that in any fiscal year the aggregate expenses of any Class of the Fund, exclusive of taxes, brokerage, interest and extraordinary expenses such as litigation costs, exceed 0.70% of such Class' average daily net asset values for that fiscal year of the Fund, the Manager will reduce its fee or reimburse the Fund to the extent of such excess. The 0.70% voluntary expense limitation shall be in effect until it is terminated by notice to shareholders and by supplement to the then current prospectus.



     MMC, in effecting purchases and sales of portfolio securities for the account of the Fund, implements the Fund's policy of seeking the best execution of orders. The Fund's portfolio transactions have for the most part been principal transactions directly with the major underwriters for, and dealers in, tax exempt money market instruments. No brokerage commissions are paid on such transactions, but the price paid to underwriters or dealers will normally include an underwriter's spread or dealer's markup. The primary consideration in the allocation of transactions is prompt execution of orders in an effective manner at the most favorable price. Under certain circumstances, transactions will be effected with remarketing agents who receive fees from the issuers for services rendered. No principal transactions are handled by Smith Barney.



     On April 6, 1998, Travelers announced that it had entered into a Merger Agreement with Citicorp. The transaction, which is expected to be completed during the third quarter of 1998, is subject to various regulatory approvals, including approval by the Federal Reserve Board. The transaction is also subject to approval by the stockholders of each of Travelers and Citicorp. Travelers has filed an application to become a bank holding company so that, upon consummation of the merger, the surviving corporation would be a bank holding company subject to regulation under the Bank Holding Company Act of 1956 (the "BHCA"). The requirements of the BHCA, the Glass-Steagall Act and certain other laws and regulations will then be applicable to Travelers and its subsidiaries.



     The Manager does not believe that its compliance with applicable law following the merger of Travelers and Citicorp will have a material adverse effect on its ability to continue to provide the Fund with the same level of investment advisory services that it currently receives. Smith Barney and the Manager believe that the Manager's services under the Management Agreement and the shareholder service activities performed by Smith Barney are not underwriting and would be consistent with the Glass-Steagall Act and other relevant federal and state laws. However, there is little controlling precedent regarding the performance of the combination of investment advisory, shareholder servicing and administrative activities by subsidiaries of bank holding companies. If Smith Barney and the Manager, or their affiliates, were to be prevented from acting as the manager or a shareholder service agent, the Fund would seek alternative means for obtaining these services. The Fund does not expect that shareholders would suffer any adverse financial consequences as a result of any such occurrence.

 DISTRIBUTION


     Smith Barney serves as Principal Underwriter of shares of the Fund for which it receives no compensation and conducts a continuous offering pursuant to a "best efforts" arrangement requiring it to take and pay for only such securities as may be sold to the public. Under a plan of distribution pursuant to Rule 12b-1 (the "Plan") under the 1940 Act, a service fee is paid by Class A to Smith Barney at an annual rate of up to 0.10% of the Class' average daily net assets. The fee is used by Smith Barney to pay Smith Barney financial consultants for servicing shareholder accounts for as long as a shareholder remains a holder of the Class. The service fee is credited at a rate of 0.10% of the average balance of Class shares held in the accounts of the customers of financial consultants. The service fee is also spent on the following types of expenses: (1) the pro rata share of other employment costs of such financial consultants (e.g., FICA, employee benefits, etc.); (2) employment expenses of home office personnel primarily responsible for providing service to the Fund's shareholders and (3) the pro rata share of branch office fixed expenses (including branch overhead allocations).


     Shareholder servicing expenses incurred by Smith Barney but not reimbursed by a Class in any year will not be a continuing liability of the Class in subsequent years.

     Smith Barney also advises profit-sharing and pension accounts. Smith Barney and its affiliates may in the future act as investment advisers for other accounts.


     The Glass-Steagall Act currently prohibits certain financial institutions from underwriting securities of open-end investment companies, such as the Fund. Therefore, in connection with the anticipated merger of Travelers and Citicorp and as a consequence of the anticipated applicability of the BHCA and the Glass-Steagall Act, the Fund plans to retain the services of a new entity (which is not otherwise affiliated with Travelers) to act as distributor of the Portfolio's shares.

 ADDITIONAL INFORMATION

     The Fund, an open-end, diversified investment company, was incorporated under Maryland law on April 1, 1980. Class A and Class Y shares represent interests in the assets of the Fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertain to a particular Class. Fund shares do not have cumulative voting rights; are fully paid when issued; have no preemptive, subscription or conversion rights; and are redeemable and subject to redemption as set forth under "Redemption of Shares" and "Minimum Account Size." As described under "Voting Rights" in the SAI, the Fund ordinarily will not hold shareholder meetings; however, shareholders have the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove directors and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act.


     PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as custodian of the Fund's investments.

     First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

     The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Smith Barney Financial Consultant or the Fund's transfer agent.

                      [This page intentionally left blank]

                                                                   PROSPECTUS

                                                                 Smith Barney

                                                                    Municipal

                                                                        Money

                                                                       Market

                                                                   Fund, Inc.


                                                                JULY 29, 1998



                                                Prospectus begins on page one









LOGO   Smith Barney Mutual Funds
       Investing for your future.
       Everyday.(SM)

                                                           Smith Barney


                                            A Member of Travelers Group













                                                            Smith Barney
                                                         Municipal Money
                                                       Market Fund, Inc.


                                                    388 Greenwich Street
                                                New York, New York 10013



                                                            FD 2310 7/98





	PART B  STATEMENT OF ADDITIONAL INFORMATION

	PART B PRIVATE


	 July 29, 1998



	SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.
	388 Greenwich Street
	New York, New York 10013



	STATEMENT OF ADDITIONAL INFORMATION



	Smith Barney Municipal Money Market Fund, Inc.
	seeks to provide its shareholders
	with income exempt from Federal income tax from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal



This Statement of Additional Information is not a Prospectus. It is intended to provide more detailed information about Smith Barney Municipal Money Market Fund, Inc. (the "Fund"), formerly known as Smith Barney Tax Free Money Fund, Inc., as well as matters already discussed in the Prospectus and therefore should be read in conjunction with the July 29, 1998 Prospectus, which may be obtained from the Fund or a Smith Barney Financial Consultant.

	TABLE OF CONTENTS

	Page

Directors and Officers		2
Investment Policies and Restrictions		4
Computation of Yield		8
Valuation of Shares and
Amortized Cost Valuation		8
Additional Tax Information		9
Management Agreement, Plan of Distribution
  and Other Services		10
Repurchase Agreements		11
"Puts"		11
Voting Rights		12
Custodian, Transfer and Dividend Disbursing Agent		12
Independent Auditors		12
Financial Statements		12
Ratings of Municipal Notes and Bonds		13




DIRECTORS AND OFFICERS

DONALD R. FOLEY, Director
Retired, 3668 Freshwater Drive, Jupiter, Florida 33477. Trustee or director of ten investment companies associated with Smith Barney Inc. ("Smith Barney"). Formerly Vice President of Edwin Bird Wilson,
Incorporated (advertising); 75.

PAUL HARDIN, Director
Professor of Law at University of North Carolina at Chapel Hill, 12083 Morehead, Chapel Hill, North Carolina 27514. Trustee or director of 12 investment companies associated with Smith Barney; and a Director of The Summit Bancorporation. Formerly, Chancellor of the University of North Carolina at Chapel Hill; 67.

*HEATH B. MCLENDON, Chairman of the Board, President and Chief Executive
Officer
Managing Director of Smith Barney; Trustee or director of 58 investment companies associated with Smith Barney; President of Mutual Management Corp. ("MMC" or the "Manager"); Chairman of Smith Barney Strategy
Advisors Inc. and President of Travelers Investment Adviser, Inc.
("TIA"); 65.

RODERICK C. RASMUSSEN, Director
Investment Counselor, 9 Cadence Court, Morristown, NJ 07960. Trustee or director of ten investment companies associated with Smith Barney. Formerly, Vice President of Dresdner and Company Inc. (investment counselors); 72.

JOHN P. TOOLAN, Director
Retired, 13 Chadwell Place, Morristown, New Jersey, 07960. Trustee or director of ten investment companies associated with Smith Barney. Formerly, Director and Chairman of Smith Barney Trust Company, Director of Smith Barney Holdings Inc. and the Manager and Senior Executive Vice President, Director and Member of the Executive Committee of Smith Barney; 67.

LEWIS E. DAIDONE, Senior Vice President and Treasurer
Managing Director of Smith Barney; Senior Vice President and Treasurer of 42 investment companies associated with Smith Barney, and Director and Senior Vice President of the Manager and TIA; 40.

LAWRENCE MCDERMOTT, Vice President and Investment Officer
Managing Director of Smith Barney and Vice President of the Fund and six investment companies associated with Smith Barney; 50.

JOSEPH BENEVENTO; Vice President and Investment Officer
Vice President of Smith Barney and Vice President of the Fund and four investment companies associated with Smith Barney; 29.

___________________
*Designates a director that is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended. Such person, and all officers of the Fund, have their business address at 388 Greenwich Street, New York, New York 10013. Such persons are not separately compensated for their services as Fund officers or Directors.



IRVING DAVID, Controller
Director of Smith Barney and the Manager, Controller of several other investment companies associated with Smith Barney. Prior to March 1994, Assistant Treasurer of First Investment Management Company; 37.

CHRISTINA T. SYDOR, Secretary
Managing Director of Smith Barney and Secretary of 42 investment companies associated with Smith Barney; Secretary and General Counsel of the Manager and TIA; 47.

On July 2, 1998, Directors and officers owned in the aggregate less than 1% of the outstanding securities of the Fund.

The following table shows the compensation paid by the Fund to each director during the Fund's last fiscal year. None of the officers of the Fund received any compensation from the Fund for such period. Officers and interested directors of the Fund are compensated by Smith Barney.


COMPENSATION TABLE






Name of Person



Aggregate
Compensatio
n from Fund
Pension or
Retirement
Benefits
Accrued as
part of Fund
Expenses

Total
Compensation
from Fund and
Fund Complex

Number of
Funds for
Which Person
Serves within
Fund Complex

Joseph H. Fleiss+@
$6,192
0
$54,900
10
Donald R. Foley+
6,740
0
55,400
10
Paul Hardin
6,740
0
73,000
12
Francis P. Martin
4,051
0
53,000
10
Heath B. McLendon*
0
0
0
58
Roderick C.
Rasmussen
6,740
0
55,400
10
John P. Toolan+
6,740
0

55,400
          10

*	Designates a Director that is an "interested person" of the Fund.

+ 	Pursuant to a deferred compensation plan, the indicated persons elected to defer payment of the following amounts of their compensation from the Fund: Joseph H. Fleiss - $1,825, Donald R. Foley - $3,070, and John P. Toolan - $6,740, and the following amounts of their compensation from the Fund Complex: Joseph H. Fleiss: $21,000, Donald R. Foley:
$21,000, and John P. Toolan: $55,400.

@	 Effective January 1, 1998, Mr. Fleiss became a Director Emeritus.
 Upon attainment of age 72 the Fund's current Directors may elect to change to emeritus status. Any directors elected or appointed to the Board in the future will be required to change to emeritus status upon attainment of age 80. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund's Directors, together with reasonable out-of-pocket expenses for each meeting attended. For the last fiscal year, the total paid to Emeritus Directors by the Fund was $9,412.




	INVESTMENT POLICIES AND RESTRICTIONS

INVESTMENT POLICIES

In general, municipal obligations are debt obligations (bonds or notes) issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities the interest on which is exempt from Federal income tax in the opinion of bond counsel to the issuer. Municipal obligations are issued to obtain funds for various public purposes, many of which may enhance the quality of life, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, gas, and electric utilities. They may also be issued to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to loan to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations. In addition, the term "municipal obligations" includes certain types of industrial development bonds ("IDBs") issued by public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sports, convention or trade show facilities, airport, mass transit, port and parking facilities, air or water pollution control facilities, and certain facilities for water supply, gas, electricity or sewerage or solid waste disposal.

The two principal classifications of municipal obligations are "general obligation" and "revenue." General obligations are secured by a municipal issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although IDBs are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of the principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

For purposes of diversification and concentration under the Investment Company Act of 1940, as amended (the "1940 Act"), the identification of the issuer of municipal obligations depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an IDB or a pollution control revenue bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. Similar criteria apply for purposes of the diversification requirements under Subchapter M of the Internal Revenue Code (the "Code").

Among the types of short-term instruments in which the Fund may invest are floating- or variable-rate demand instruments, tax-exempt commercial paper (generally having a maturity of less than nine months), and other types of notes generally having maturities of less than three years, such as Tax Anticipation Notes, Revenue Anticipation Notes, Tax and Revenue Anticipation Notes and Bond Anticipation Notes. Demand instruments usually have an indicated maturity of more than one year, but contain a demand feature that enables the holder to redeem the investment on no more than 30 days' notice; variable-rate demand instruments provide for automatic establishment of a new interest rate on set dates; floating-rate demand instruments provide for automatic adjustment of their interest rates whenever some other specified interest rate changes (e.g., the prime rate). The Fund may purchase participation interests in variable-rate tax-exempt securities (such as Industrial Development Bonds) owned by banks. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the Manager has determined meets the prescribed quality standards for the Fund. Participation interests will be purchased only; if management believes interest income on such interests will be tax-exempt when distributed as dividends to shareholders.

Investments in participation interests in variable-rate tax-exempt securities (such as IDBs) purchased from banks give the purchaser an undivided interest in the tax-exempt security in the proportion that the Fund participation interest bears to the total principal amount of the tax-exempt security with a demand repurchase feature. Participation interests are frequently backed by an irrevocable letter of credit or guarantee of a bank that the Manager, under the supervision of the Board of Directors (the "Board"), has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand on seven days' notice or less, for all or any part of its participation interest in the tax-exempt security, plus accrued interest. The Fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the tax-exempt security,
(2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the tax-exempt securities over the negotiated yield at which the instruments were purchased by the Fund. The Manager will monitor the pricing, quality and liquidity of the variable-rate demand instruments held by the Fund, including the IDBs supported by bank letters of credit or guarantees, on the basis of published financial information, reports of rating agencies and other bank analytical services to which the Manager may subscribe.

The yields on municipal obligations are dependent on a variety of factors, including general market conditions, supply and demand, general conditions of the municipal market, size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Nationally Recognized Statistical Ratings Organizations ("NRSROs") such as Moody's Investment Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent their opinions as to the quality to the municipal obligations that they undertake to rate. It should be emphasized, however, that such ratings are general and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields when purchased in the open market, while municipal obligations of the same maturity and coupon with different ratings may have the same yield.

Municipal obligations purchased on a when-issued basis as well as the securities held in the Fund are generally subject to similar changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will fluctuate. Purchasing a tax-exempt security on a when-issued basis involves the risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security so purchased. A separate account of the Fund consisting of cash or debt securities of any grade equal to the amount of the when-issued commitments will be established with PNC Bank, National Association (the "Custodian") and marked-to-market daily pursuant to guidelines established by the Board, with additional cash or debt securities added when necessary. When the time comes to pay for when-issued securities, the Fund will meet its respective obligations from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although they would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or lesser than the Fund's payment obligations). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital gain, which is not exempt from Federal income tax (see "Dividends, Distributions and Taxes" in the Prospectus).

The Fund may invest in municipal bond index futures contracts or in listed contracts based on U.S. government securities. Such investments will be made solely for the purpose of hedging against changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions and not for purposes of speculation. The acquisition or sale of a futures contract could enable the Fund to protect its assets from fluctuations in rates on tax-exempt securities without actually buying or selling securities. The municipal bond index futures contract is based on an index of long-term, tax-exempt municipal bonds. The contract obligates the buyer or seller to take or make delivery, respectively, of an amount of cash equal to the difference between the value of the index upon liquidation of the contract and the price at which the index contract was originally purchased or sold. In connection with the use of futures contracts as a hedging device, there can be no assurance that there will be a precise or even a positive correlation between price movement in the futures contracts with that of the municipal bonds that are the subject of the hedge, consequently, the Fund may realize a profit on a futures contract that is less than the loss in the price of the municipal bonds being hedged or may even incur a loss. The Fund also may not be able to close a futures position in the event of adverse price movements or in the event an active market does not exist for the hedging contract on the exchange or board of trade on which the contract is traded. The successful use of these investments is dependent on the ability of the Manager to predict price or interest rate movements or the correlation of futures and cash markets, or both.

The Fund may invest in securities the disposition of which is subject to legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher dealer discounts or other selling expenses than does the sale of securities that are not subject to restrictions on resale. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Manager believes to be a temporary disparity in the normal yield relationship between the two securities. The Fund believes that, in general, the secondary market for tax-exempt securities in the Fund's portfolio may be less liquid than that for taxable fixed-income securities. Accordingly, the ability to make purchases and sales of securities in the foregoing manner may be limited. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, but instead due to such factors as changes in the overall demand for or supply of various types of tax-exempt securities or changes in the investment objectives of investors.

INVESTMENT RESTRICTIONS

The Fund is subject to certain restrictions and policies that are "fundamental," which means that they may not be changed without a "vote of a majority of the outstanding voting securities" of the Fund, as defined under the Investment Company Act of 1940, as amended (the
"Act"). The Fund is subject to other restrictions and policies that are "non-fundamental" and which may be changed by the Fund's Board of Directors without shareholder approval, subject to any applicable disclosure requirements.




Fundamental Policies. Without the approval of a majority of its outstanding voting securities, the Fund may not:

1.	issue "senior securities" as defined in the Act and the rules, regulations and orders thereunder, except as permitted under the
Act and the rules, regulations and orders thereunder.
2.	invest more than 25% of its total assets in securities, the
issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities)
and securities of state or municipal governments and their
political subdivisions are not considered to be issued by members of any industry.
3.	borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it
engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 -1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount
borrowed) valued at the time the borrowing is made, is derived from such transactions.
4.	make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements;
and (c) loans of its portfolio securities, to the fullest extent permitted under the Act.
5.	engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.
6.	purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the
Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Funds'
investment objective and policies); or (d) investing in real estate investment trust securities.
7.	invest in a manner that would cause the Fund to fail to be a
"diversified company" under the Act and the rules, regulations and orders thereunder.

Nonfundamental Policies.  As nonfundamental policies, the Fund may not:

1.	purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.
2. purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.



All of the foregoing restrictions which are stated in terms of percentages will apply at the time an investment is made; a subsequent increase or decrease in the percentage that may result from changes in values or net assets will not result in a violation of the restriction.

	COMPUTATION OF YIELD

The Fund's yield for the seven-day period ended March 31, 1998 for Class A shares was 3.10% (the effective yield was 3.15%) and for Class Y shares was 3.20% (the effective yield was 3.25%), with an average dollar-weighted portfolio maturity of 40 days. To compute current yield the Fund divides the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven-day base period by the value of the account at the beginning of the base period and multiplying this base period return by 365/7. Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period and dividing such net change by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result. The Fund also quotes the average dollar-weighted portfolio maturity for the corresponding seven-day period. In addition, the Fund may publish a tax-equivalent yield based on federal tax rates that demonstrates the taxable yield necessary to produce an after-tax yield equivalent to the Fund's yield. The tax-equivalent yield does not include any element of non-tax-exempt income.

Although principal is not insured, it is not expected that the net asset value of the Fund's shares will fluctuate because the Fund uses the amortized cost method of valuation. (See "Valuation of Shares" in the Prospectus and below.) The investor should remember that yield is a function of the type, quality and maturity of the instruments in the portfolio, and the Fund's operating expenses. While current yield information may be useful, investors should realize that current yield will fluctuate, it is not necessarily representative of future results and may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield for a stated period of time.

	VALUATION OF SHARES AND AMORTIZED COST VALUATION

The Prospectus states that net asset value will be determined on every day the New York Stock Exchange ("NYSE") is open and that the net asset value may be determined on any day that the settlement of securities otherwise occurs. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund uses the "amortized cost method" for valuing portfolio securities pursuant to Rule 2a-7 under the Act (the "Rule"). The amortized cost method of valuation of the Fund's portfolio securities (including any securities held in the separate account maintained for "when-issued" securities -- See "Risk and Portfolio Management" in the Prospectus) involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of portfolio securities will fluctuate on the basis of the creditworthiness of the issuers of such securities and with changes in interest rates generally. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods the yield to investors in the Fund may differ somewhat from that obtained in a similar company that uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such similar company, and existing investors would receive less (more) investment income. The purpose of this method of valuation is to attempt to maintain a constant net asset value per share, and it is expected that the price of the Fund's shares will remain at $1.00; however, shareholders should be aware that despite procedures that will be followed to have a stabilized price, including maintaining a maximum dollar-weighted average portfolio maturity of 90 days, investing in securities that have or are deemed to have remaining maturities of only 13 months or less and investing in only United States dollar-denominated instruments determined to be of high quality with minimal credit risks and which are Eligible Securities as defined below, there is no assurance that at some future date there will not be a rapid change in prevailing interest rates, a default by an issuer or some other event that could cause the Fund's price per share to change from $1.00.

An Eligible Security is defined in the Rule to mean a security which:
(a) has a remaining maturity of 397 days or less; (b)(i) is rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) was a long-term security at the time of issuance whose issuer has outstanding a short-term debt obligation which is comparable in priority and security and has a rating as specified in clause (b) above; or (d) if no rating is assigned by any NRSRO as provided in clauses (b) and (c) above, the unrated security is determined to be of comparable quality to any such rated security.

ADDITIONAL TAX INFORMATION

At March 31, 1998, the Fund had, for Federal income tax purposes, approximately $1,048,000 of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is possible that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on March 31 of the year indicated:

				2001		2002		2003		2005

Carryforward Amounts		$870,000	$37,000	$72,000
	$69,000

Generally, interest on municipal obligations is exempt from regular Federal income tax. However, interest on certain "private activity bonds" (as defined in the Code) will be treated as a specific tax preference item to be included in the shareholder's alternative minimum tax computation. In addition to the alternative minimum tax, corporate shareholders must include this percentage as a component in the corporate environmental tax computation. Exempt-interest dividends derived from the interest on private activity bonds will not be exempt from Federal income tax to any shareholder who is considered to be a "substantial user" of any facility financed by the proceeds of such obligations (or a "related person" to such "substantial user" as defined in the Code).

The Tax Reform Act of 1986 (the "Tax Reform Act") provided that interest on certain municipal obligations (i.e. certain private activity bonds) issued after August 7, 1986 will be treated as a preference item for purposes of both the corporate and individual alternative minimum tax. Under Treasury regulations, that portion of the Fund's exempt-interest dividends which is to be treated as a preference item for shareholders will be based on the proportionate share of the interest received by the Fund from the specified private activity bonds. In addition, the Tax Reform Act provided generally that tax preference items for corporations will include one-half the amount by which adjusted net book income (which would include tax-exempt interest) of the taxpayer exceeds the alternative minimum taxable income of the taxpayer before any amount is added to alternative minimum taxable income because of this preference.

A shareholder's gain or loss on the disposition of Fund shares (whether by redemption, sale or exchange), generally will be a long-term or short-term gain or loss depending whether the shares had been owned for more than 12 months or not for more than 12 months at disposition. Losses realized by a shareholder on the disposition of Fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares.

From time to time, proceedings have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. It may be expected that similar proposals may be introduced in the future. If such proposals were to be enacted, the ability of the Fund to pay "exempt interest" dividends could be adversely affected and the Fund would then need to reevaluate its investment objectives and policies and consider changes in its structure.

	MANAGEMENT AGREEMENT, PLAN OF DISTRIBUTION
	AND OTHER SERVICES

The Fund's Management Agreement with the Manager was approved by shareholders on September 16, 1994, became effective on November 7, 1994, and was amended as of September 3, 1997. The Management Agreement provides that the Fund's management fee will be calculated as follows:
0.50% of the first $2.5 billion of average daily net assets; 0.475% of the next $2.5 billion of average daily net assets; 0.45% of the next $2.5 billion of average daily net assets; and 0.40% of average daily net assets over $7.5 billion.

For the fiscal years ended March 31, 1996, 1997 and 1998, the management fees were $24,738,969, $26,073,153, and $27,985,733 respectively, and there were no expense limitation reimbursements (see "Management of the Fund" in the Prospectus).

The Management Agreement further provides that all other expenses not specifically assumed by the Manager are borne by the Fund. Expenses payable by the Fund include, but are not limited to, charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the Fund), transfer agents and registrars, expenses of registering or qualifying shares for sale (including the printing of the Fund's registration statements and prospectuses), out-of-pocket expenses of directors and fees of directors who are not "interested persons" of the Fund as defined in the Act, association membership dues, charges of auditors and legal counsel, expenses of preparing, printing and distributing all proxy material, reports and notices to shareholders, insurance expense, costs of performing portfolio valuations, interest, taxes, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, and all other costs incident to the Fund's corporate existence. No sales or promotion expenses are incurred by the Fund, but expenses incurred in complying with laws regulating the issue or sale of the Fund's shares, which are paid by the Fund, are not deemed sales or promotion expenses.

The Management Agreement will continue in effect if specifically approved annually by a majority of the directors of the Fund who are not parties to such contract or "interested persons" of any such party. The Agreement may be terminated without penalty by either of the parties on 60 days' written notice and must terminate in the event of its assignment. It may be amended or modified only if approved by vote of the holders of a majority of the Fund's outstanding shares as defined in the Act.

The Management Agreement provides that the Manager is not liable for any act or omission in the course of or in connection with rendering services under the Agreement in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligation or duties. The Agreement permits the Manager to render services to others and to engage in other activities.

Plan of Distribution

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the "Plan") under the Act under which a service fee is paid by Class A of the Fund to Smith Barney at an annual rate of 0.10% of the Class' average daily net assets. The fee is used by Smith Barney to pay financial consultants for servicing shareholder accounts for as long as a shareholder remains a holder of shares of the class. The service fee is credited at a rate of 0.10% of the average balance of class shares held in the accounts of the customers of financial consultants. Shareholder service expenses incurred by Smith Barney but not reimbursed by a class in any year will not be a continuing liability of the class in subsequent years.

For the fiscal year ended March 31, 1998, the table below represents the fees which have been accrued and/or paid to Smith Barney under the Plan of Distribution pursuant to Rule 12b-1. Of the distribution expenses paid by the Fund, approximately $2,788,059 was allocated as compensation to Financial Consultants, approximately $2,225,478 was allocated to branch office expenses, and approximately $786,491 was allocated to the costs of responding to inquiries and similar matters handled by Smith Barney's mutual funds marketing desk.

Class A	Class Y	Total

$5,800,028*	N/A	            $5,800,028

*Amount includes Class C expenses; Class C was converted to Class A shares as of March 1998.

On July 13, 1998, the Board of Directors approved of a new distribution agreement between the Fund and CFBDS, Inc., a wholly owned subsidiary of Signature Financial Group Inc. Such new distribution arrangement is anticipated to become effective at or about the closing date of the Travelers Group Inc./Citicorp merger.

	REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. These agreements involve the purchase of debt securities of the U.S. Treasury, a Federal agency or instrumentality, or a federally-created corporation or other securities described under "Investment Objective and Policies" in the Prospectus. At the same time the Fund purchases the security, it resells it to the seller (a member bank of the Federal Reserve System, including the Fund's custodian, or a registered securities dealer) and is obligated to redeliver the security to the seller on an agreed-upon date in the future. The resale price is greater than the purchase price and reflects an agreed-upon market yield unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to invest temporarily available cash without market risk. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price. The Fund's risk is limited to the ability of the seller to pay the agreed-upon sum on the delivery date; however, if the seller defaults, realization upon the collateral by the Fund may be delayed or limited, or the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. Interest earned from repurchase agreements will be taxable to shareholders.

	"PUTS"

Among the types of securities that the Fund may purchase are municipal obligations having put features. A "put" is a right to sell a specified underlying security or securities within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying security or securities. The types of puts that the Fund may purchase include "demand features" (see "Risk and Portfolio Management" in the Prospectus) and "standby commitments." A "standby commitment" entitles the holder to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.
Although it is permissible for the Fund to purchase securities with standby commitments, as a practical matter, it is unlikely that the Fund would have the need or the opportunity to do so because such puts are not commonly available.





	VOTING RIGHTS

As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At that time, the directors then in office will call a shareholders' meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Fund. At such a meeting, a director may be removed by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

As used in the Prospectus and this Statement of Additional Information, a vote of a "majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund (or the affected class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Fund (or the affected class) are represented at the meeting in person or by proxy.

As of July 17, 1998, Mr. Peter J. Kleinknecht and Maureen Kleinknecht, JTWROS, 960 Reef Road, Vero Beach, FL 32963-3023 owned 19,165,263.040 (65.71%) of the outstanding Class Y shares of the Fund, Sabrina Kleinknecht (same address) owned 4,267,785.430 (14.63%) of the outstanding Class Y shares of the Fund, and Keir L. Kleinknecht (same address) owned 4,257,434.730 (14.59%) of the outstanding Class Y shares of the Fund.

	CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

All portfolio securities and cash owned by the Fund are held in the custody of PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103. First Data Investor Services Group, Inc., Exchange Place, Boston, Massachusetts 02109, serves as the Fund's dividend disbursing and transfer agent.

	INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, have been selected as the Fund's independent auditors to examine and report on the Fund's financial statements and highlights for the fiscal year ending March 31, 1999.

	FINANCIAL STATEMENTS

The following financial information is hereby incorporated by reference to the indicated pages of the Fund's 1998 Annual Report to Shareholders, a copy of which is furnished with this Statement of Additional
Information:
	Page(s)

Schedule of Investments at March 31, 1998	4-30
Statement of Assets and Liabilities at March 31, 1998
   (including specimen computation of net asset value,
   offering and redemption price per share)	33
Statement of Operations for the year ended
   March 31, 1998	34
Statements of Changes in Net Assets for the years ended
   March 31, 1998 and 1997	35
Notes to Financial Statements	36-38
Financial Highlights	39-40
Independent Auditors' Report	41



	RATINGS OF MUNICIPAL NOTES AND BONDS

RATINGS OF MUNICIPAL BONDS, NOTES AND COMMERCIAL PAPER

Description of Three Highest Municipal Bond Ratings

Moody's Investors Service, Inc.  ("Moody's"):

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Standard & Poor's Ratings Group ("S&P"):

AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Fitch Municipal Bond Ratings:

AAA - Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is highly unlikely to be adversely affected by foreseeable events.

AA - Bonds rated AA by Fitch have a very low expectation of credit risk.
 They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - Bonds rated A by Fitch are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.


Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

Description of State and Local Government Municipal Note Ratings

Notes are assigned distinct rating symbols in recognition of the differences between short-term and long-term credit risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk-- long-term secular trends for example-- may be less important over the short run.

Moody's Investors Service, Inc.:

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). A short-term rating may also be assigned on an issue having a demand feature, a variable-rate demand obligation. Such ratings will be designated as "VMIG." Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met. Symbols used are as follows:

MIG/VMIG 1 - Loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

Standard & Poor's Ratings Group:

SP-1 - Very strong or strong capacity to pay principal interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest.

Description of Highest Commercial Paper Ratings

Moody's Investors Service, Inc.:

Prime-1 - Issuers (or related supporting institutions) rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.





Standard & Poor's Ratings Group:

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

Description of Fitch Short-Term Ratings:

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitments in a timely manner.

Fitch's short-term ratings are as follows:

F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments. The "+" denotes an exceptionally strong credit feature.

F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

F2 - Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.



	*  *  *

After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund; however, the Manager will consider such event in determining whether the Fund should continue to hold the security. To the extent that a rating may change as a result of changes in rating services or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus.






U:/legal/funds/tfmx/1998/secdocs/sai98








	PART C  Other Information

Item 24.	 Financial Statements and Exhibits


	(a) Financial Statements

	Included in Part A:

	Financial Highlights

	  Included in Part B:

	The Fund's Annual Report for the fiscal year ended March 31, 1998 and the Report of Independent Auditors dated May 15, 1998 are incorporated by reference to the Rule N-30D filing, Accession #: 0000091155-98-381, made on June 10, 1998.

	(b)	Exhibits

	(1)	(a)	Articles of Amendment dated March 31, 1981 are
incorporated
by reference to Exhibit 1(a) to Post-Effective Amendment No. 14.

(b) Articles of Amendment and Restatement of Articles of
Incorporation
dated October 28, 1980 are incorporated by reference to Exhibit 1(b) to Post-Effective Amendment
No. 14.

		(c)	Articles of Amendment dated July 22, 1991 are
incorporated by
reference to Exhibit 1(c) to Post-Effective Amendment No. 15.

		(d)	Articles of Amendment dated November 10, 1992 are
incorporated by reference to Exhibit 1(d) to Post-Effective Amendment
No. 20

		(e)	Articles Supplementary dated December 8, 1992 are
incorporated by refence to 	Exhibit 1(e) to Post-Effective Amendment
No. 20.

(f) Articles of Amendment dated October 14, 1994 are incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 26

(g) Articles of Amendment dated November 4, 1994 are incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 26

(h) Articles Supplementary dated November 7, 1994 are incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 26

(I) Articles Supplementary dated November 7, 1994 are incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 26

	(2)	Bylaws of the Fund are incorporated by reference to Exhibit
2 to
Post-Effective Amendment No. 11 to Registration Statement No. 2-
69938.

	(3)	Not applicable.

	(4)	Not applicable.

	(5)	(a)	Management Agreement between Registrant and Mutual
Management
Corp. is incorporated by reference to Exhibit (5) to Post-Effective
Amendment No. 23   to the
Registration Statement.

		(b)	Transfer and Assumption of Management Agreement  is
incorporated
by reference to Exhibit 5(b) to Post-Effective Amendment No. 26.

(6) Underwriting Agreement between Registrant and Smith Barney,
Harris
Upham & Co. Incorporated is incorporated by reference to Exhibit 6 to Post-Effective Amendment
No. 12.

(7) Not applicable.

(8) Custodian Agreement between Registrant and Provident
National Bank is
incorporated by reference to Exhibit 8 to Post-Effective Amendment No.
5.

(9) Transfer Agency Agreement between Registrant and First Data
Investor Services
Group Inc. is incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 26.

	(10)	Not Applicable.

	(11)	(i)	Auditors' Report (see the Annual Report to
Shareholders which
is incorporated by reference in the Statement of Additional
Information).
		(ii)	Auditors' Consent (filed herewith)

	(12)	Not applicable.

(13) Subscription Agreement between Registrant and National
Securities &
Research Corporation is incorporated by reference to Exhibit 13 to Post-Effective Amendment
No. 14.

(14) Not applicable.

(15) Plan of Distribution pursuant to Rule 12b-1 of Registrant is incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 23.

(16) Schedule of Computation of Performance Quotations is incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 10.

	(17)	Financial Data Schedule (filed herewith)

(18) Amended and Restated Plan pursuant to Rule 18f-3 is filed herewith.

Item 25.	Persons Controlled by or under Common Control with
Registrant

	(None)

Item 26.	Number of Holders of Securities as of July 14, 1998

	Class A securities       	132,035
	Class Y securities	   	           8



Item 27.	Indemnification

	Reference is made to ARTICLE Eighth of Registrant's Articles of Incorporation for a complete statement of its terms. Subparagraph (c) of Article EIGHTH provides: "Notwithstanding the foregoing provisions, no officer or director of the Corporation shall be indemnified for or insured against any liability to the Corporation or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

	Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment
Company Act of 1940. Other assureds include Mutual Management Corp., (formerly known as Smith
Barney Mutual Funds Management Inc.) ("MMC") and affiliated investment companies.

Item 28.	Business and other Connections of Investment Adviser

	See the material under the caption "Management" included in Part A (Prospectus) of this
Registration Statement and the material appearing under the caption "Management Agreements" included in Part B (Statement of Additional Information) of this Registration Statement.

	Information as to the Directors and Officers of MMC is included in its Form ADV
(File No. 801-8314), filed with the Commission, which is incorporated herein by reference thereto.

Item 29.Principal Underwriters

(a) Smith Barney Inc. ("Smith Barney") also acts as principal underwriter for

Consulting Group Capital Markets Funds
Global Horizons Investment Series (Cayman Islands)
Greenwich Street California Municipal Fund Inc.
Greenwich Street Municipal Fund Inc.
Greenwich Street Series Fund
High Income Opportunity Fund Inc.
The Italy Fund Inc.
Managed High Income Portfolio Inc.
Managed Municipals Portfolio II Inc.
Managed Municipals Portfolio Inc.
Municipal High Income Fund Inc.
Puerto Rico Daily Liquidity Fund Inc.
Puerto Rico Equity Index and Income Fund Inc.
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Intermediate Municipal Fund, Inc.
Smith Barney Investment Funds Inc.
Smith Barney Investment Trust
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Fund, Inc.
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Smith Barney Worldwide Special Fund N.V. (Netherlands Antilles)
Travelers Series Fund Inc.
The USA High Yield Fund N.V.(Netherlands Antilles)
Worldwide Securities Limited  (Bermuda)
Zenix Income Fund Inc. and various series of unit investment trusts.

(b) The information required by this Item 29 with respect to each director and officer of Smith Barney is incorporated by reference to Schedule A of Form BD filed by Smith Barney pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8-8177)

(c) not applicable

Item 30.	Location of Accounts and Records

	PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, and First Data Investor Services Group, Inc., Exchange Place, Boston, Massachusetts 02109-2873, will maintain the custodian and the shareholders servicing agent records, respectively required by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act").

	All other records required by Section 31(a) are maintained at the offices of the Registrant at 388 Greenwich Street, New York, New York 10013 (and preserved for the periods specified by Rule 31a-2 of the 1940 Act).


Item 31.	Management Services

	Not applicable.


Item 32.	Undertakings

	(a) Not applicable.

	(b) Not applicable

	(c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest report to shareholders, upon request and without charge.





SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York, on the 29th day of July 1998.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

							BY/s/ Heath B. McLendon
							Heath B. McLendon
							Chairman of the Board,
President and
							Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures				Title				Date

/s/ Heath B. McLendon      		Chairman of the Board,		July
29, 1998
(Heath B. McLendon)			President and Chief
Executive Officer


/s/Donald R. Foley*          		Director			July 29,
1998
(Donald R. Foley)


/s/Paul Hardin*                		Director			July
29, 1998
(Paul Hardin)


/s/Roderick C. Rasmussen*  		Director			July 29,
1998
(Roderick C. Rasmussen)


/s/John P. Toolan*             		Director			July
29, 1998
(John P. Toolan)

/s/ Lewis E. Daidone        		Senior Vice President		July
29, 1998
(Lewis E. Daidone)			and Treasurer


*By: /s/ Christina T. Sydor                	Secretary
	July 29, 1998
   Christina T. Sydor
   Pursuant to Power of Attorney




EXHIBIT INDEX



Exhibit No. 	Exhibit	Page No.

11 (ii)		Auditors' Consent

(17)		Financial Data Schedule

(18)		Amended and Restated 18f-3 Plan






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